Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Public Offering [Member] | Restricted Stock Unit Award Agreements [Member]
Net offering cost		$ 688,005
Public Offering [Member] | Common Stock [Member]
Net offering cost		$ 306,222
Registered Direct Offering [Member] | Common Stock [Member]
Net offering cost	$ 513,795
Registered Direct Offering [Member] | Common Stock One [Member]
Net offering cost	504,281
Registered Direct Offering [Member] | Common Stock Two [Member]
Net offering cost	689,874
Registered Direct Offering [Member] | Common Stock Three [Member]
Net offering cost	1,522,694
Registered Direct Offering [Member] | Common Stock Four [Member]
Net offering cost	$ 181,496